Deposits (Schedule Of Deposits) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deposits [Abstract]
Non-interest bearing	$ 85,950	$ 78,589
NOW	120,765	112,605
Money market	63,834	67,592
Demand Deposit Accounts, Total	270,549	258,786
Savings and club	256,769	265,546
Certificates of deposit	413,468	453,291
Total deposits	$ 940,786	$ 977,623